Business activity	12 Months Ended
Dec. 31, 2023
Business Activity
Business activity

1.	Business activity

Fusion Fuel Green Public Limited Company (the “Parent” or the “Company”) was incorporated in Ireland on April 3, 2020. The Company and its subsidiaries are collectively referred to as the “Group”. The registered office of the Company is The Victorians, 15 - 18 Earlsfort Terrace, Saint Kevin’s, Dublin 2, D02 YX28, Ireland. The Company is domiciled in Ireland.

The Group’s mission is to produce hydrogen with zero carbon emissions, thereby contributing to a future of sustainable and affordable clean energy and the reversal of climate change. The hydrogen will be produced using renewable energy resulting in zero carbon emissions (“Green Hydrogen”) with components built in-house and using the know-how and accumulated experience of its team’s strategic and continuous investment in research and development (“R&D”) around solar technologies.

The Company has a comprehensive risk management process which is managed through its senior management, finance committee and board of directors. The key risks are evaluated throughout the period with key business leaders tasked to manage each risk as required. These risks are assessed through a risk matrix which evaluates each risk’s impact and likelihood.

Company history

The Merger

On June 6, 2020, the Company entered into a business combination agreement (“the Transaction”) with the shareholders of HL Acquisitions Corp., a British Virgin Islands business company (“HL”), a publicly-held special purpose acquisition company, and Fusion Welcome – Fuel S.A (“Fusion Fuel”), a private limited company domiciled in Portugal. On August 19, 2020, the terms of the initial Transaction were amended and finalised. The shareholders of both HL and Fusion Fuel agreed to exchange their interests for new ordinary shares in the share capital of the Company, with Fusion Fuel considered the accounting acquirer and predecessor entity.

Prior to the Transaction discussed above, the Company was a newly formed shell with no active trade or business, and all relevant assets, liabilities, income and expenses were borne by Fusion Fuel, the continuing entity in the merger.

On December 10, 2020, the Transaction was consummated (the “acquisition date”). As part of the Transaction, the former shareholders of HL received 7,033,356 Class A ordinary shares and 8,250,000 warrants to purchase Class A ordinary shares at an exercise price of $11.50 (the “HL warrants”) of the Company. The shareholders of Fusion Fuel received 2,125,000 Class B ordinary shares and warrants to purchase 2,125,000 Class A ordinary shares at an exercise price of $11.50 per share (the “FF warrants”). Unexercised warrants expire five years from the date of the close of the Transaction.

Because HL was not considered a business, the Transaction was not accounted for as a business combination, and instead was accounted for as a reverse recapitalisation, whereby Fusion Fuel issued shares in exchange for the net assets of HL represented by cash, which had a value of approximately $54 million (approximately €44.4 million) upon closing of the Transaction, and its listed status. The excess of the fair value of the equity instruments issued by the Company over the identifiable net assets of HL represents payment for the listing status and was recorded as a listing expense in the income statement under IFRS 2 Share-based Payment.

Immediately following the acquisition date, the Company completed a private equity placement with accredited investors (the “PIPE Investors”) for the sale of 2,450,000 Class A ordinary shares at a price of $10.25 per share, with gross proceeds of approximately $25.1 million (approximately €20.7 million).

At the acquisition date, the Company became the ultimate legal parent of Fusion Fuel and HL. The Company’s Class A ordinary shares are traded on the NASDAQ Global Market under the ticker symbol HTOO and its warrants are traded under the ticker symbol HTOOW. The Company’s Class B shares were not publicly traded.

The consolidated financial statements are prepared as a continuation of the financial statements of Fusion Fuel, the accounting acquirer, adjusted to reflect the legal capital structure of the legal parent/accounting acquiree (Fusion Fuel Green PLC).

The Earn-Out

Pursuant to the business combination agreement, the parties agreed to a potential additional equity payment to certain former shareholders of Fusion Fuel who became service providers to the Company. Under this arrangement, these persons were eligible to receive additional share-based payment awards of up to 1,137,000 Class A ordinary shares and 1,137,000 warrants to purchase Class A ordinary shares at an exercise price of $11.50 based upon the execution of contracts for certain value-accretive hydrogen purchase agreements on or before June 30, 2022, depending on the value of those contracts.

The additional consideration could have been earned as follows:

•	40% upon signing of power purchase agreements (Hydrogen purchase agreements) with certain identified counterparties having an expected net present value of at least $61 million.

•	20% upon commencement of operations under one of these hydrogen purchase agreements.

•	40% upon successfully completing 90 days of operations at 95% of planned capacity under one of these hydrogen agreements.

As these awards were dependent on future service to be provided to the Company, the Company considered them to be service awards under IFRS 2 and classified them as equity-settled share-based payments. The number of shares and warrants likely to be awarded were estimated at the reporting date, measured at grant-date fair value, and recorded as a cost to the income statement on a straight-line basis over the period from grant to expected delivery of contracts, initially estimated to be June 30, 2022. The potential outstanding equity awards under this arrangement expired June 30, 2022 and none of the required conditions were met.

Group expansion

During 2021, the Group increased its global footprint by entering into a joint venture agreement in Spain and incorporating entities in Australia and the United States. In July 2021, the Company entered into a new 50/50 joint venture through Fusion Fuel Spain S.L. (“FFS” or the “JV”) with two unrelated parties to source, promote and develop projects in the green hydrogen sector using the Company’s solar green hydrogen technology. Under the terms of the JV, the three parties contributed combined equity of €3,000. In addition, the Company agreed to fund a non-recourse five-year participating loan to the JV to finance its growth and working capital. Repayment of the loan will come solely from successful operating cash flows of FFS.

Benavente

The Company acquired a facility in 2021 to transform into a state-of-the-art production facility so that the Company could produce internally to meet demand. This facility is located at Benavente, Portugal. In June 2022, the Company completed installation of the first HEVO production line at the Benavente facility.

In December 2022, the Group completed a sale and leaseback transaction for the facility at Benavente. This transaction excluded the HEVO production line as well as other equipment. The selling price closed at €9.3 million with net proceeds of €7.5 million after deducting security deposit, one month’s rent and certain deferred proceeds. Please refer to notes 9 and 14 for further information on this transaction.

Developments during 2023

During 2023, the Benavente facility also began the first production of Fusion Fuel 4th generation HEVOs and the HEVO-Chain cube solution. This will be the solution produced for 2024 whereby the HEVO will be encased in dedicated cube structures or in containers depending on project requirements – the full solution will be developed, assembled and tested in Benavente before being shipped to clients and projects.

Exolum

During the third quarter of 2022, the Group commenced construction work on its first third-party technology sale. Fusion Fuel Portugal, S.A. (“Fusion Fuel Portugal”), a wholly owned subsidiary of the Parent, was engaged by Exolum Corporation, S.A. (“Exolum”) to develop a turnkey solar-to-hydrogen plant to supply green hydrogen plant. Exolum is a leading supplier of specialist storage, handling and transport for bulk liquids and gases, with one of the most comprehensive ranges of tankage in Europe. The construction & commissioning of this solar-to-hydrogen plant was completed during the third quarter of 2023 with acceptance issued by Exolum at the end of September 2023. The project has 21 HEVO-Solar units along with a co-located refueling station, which will now serve as proof of concept of hydrogen for mobility applications. This facility also features the latest generation HEVO micro-electrolyzer capable of leveraging other sources of renewable energy to produce green hydrogen overnight and during periods of low solar radiation, which are expected to double the productive output of the facility.

Financing facility

On November 27, 2023, the Parent entered into an agreement for financing of up to $20 million of senior convertible notes with Belike Nominees Pty Ltd., a Macquarie Group entity. This facility has a two-year term and it’s expected that amounts will be drawn down in tranches. The first tranche amounts to $1.15 million and is expected to be drawn down in the second quarter of 2024.